RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014 acre	Dec. 31, 2013 acre
Related Party Transactions Details Narrative
Overhead funding		$ 143,390
Additional funding	1,337,019	1,300,000
Total funding	115,275	156,610
Avere contibution in financing		1,337,019
NAMOG's contibution in financing		115,275
Area Secured gross		4,663
Area Secured net		2,239
Price of area secured per acre	135.18	135.18
White Wolf leasing acquisition	399,823	399,823
Avere's acquisition cost		292,186
Remaining obligation from Avere	42,632	55,314
Consulting expenses		60,000
Consulting expenses amount included in accounts payable	30,000	40,000
Remaining debt amount	106,610
Description of agreement with Avere	Through the Farm-In agreement, Avere is to fund $347,500 in total to acquire the White Wolf Prospect in exchange for a 50% working interest. As of March 31, 2014 NAMOG secured 4,663 gross acres, 2,239 net acres, at an average cost per net acre of $135.18. The total costs for the White Wolf leasing acquisition program through March 31, 2014 is $399,823. Avere’s share of these costs at March 31, 2014 is $304,868 leaving a remaining obligation from Avere of $42,632 per this agreement.
Gross acres	4,663
Net acres	2,239
Total cost amount	$ 304,868